SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Revenues	$ 14,910,049	¥ 102,384,327	¥ 84,712,046	¥ 60,054,462
Automation product and software [Member]
Revenues	9,258,632	63,577,177	18,989,924	22,399,066
Equipment and accessories [Member]
Revenues	3,487,961	23,951,132	63,960,425	26,658,094
Oilfield environmental protection [Member]
Revenues	$ 2,163,456	¥ 14,856,018	¥ 1,761,697	¥ 10,997,302